Issued Share Capital and Other Reserves (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Other Reserves

Other reserves

	2019	2018	2017
	(in € millions)
Currency translation
At January 1	(15)	(7)	(4)
Currency translation	4	(6)	(3)
Gains reclassified to consolidated statement of operations	—	(2)	—
At December 31	(11)	(15)	(7)
Short term investments
At January 1	(4)	(5)	(4)
Gains/(losses) on fair value that may be subsequently reclassified to consolidated statement of operations	7	(2)	(2)
Losses reclassified to consolidated statement of operations	—	2	1
Deferred tax	(2)	1	—
At December 31	1	(4)	(5)
Long term investments
At January 1	561	(11)	—
(Losses)/gains on fair value not to be subsequently reclassified to consolidated statement of operations	(149)	720	(11)
Deferred tax	32	(148)	—
At December 31	444	561	(11)
Cash flow hedges
At January 1	(1)	—	—
(Losses)/gains on fair value that may be subsequently reclassified to consolidated statement of operations	(7)	1	—
Losses/(gains) reclassified to revenue	10	(5)	—
(Gains)/losses reclassified to cost of revenue	(7)	3	—
Deferred tax	1	—	—
At December 31	(4)	(1)	—
Share-based payments
At January 1	334	200	130
Share-based payments (Note 18)	127	88	67
Income tax impact associated with share-based payments (Note 10)	26	48	3
Issuance of share-based payments in conjunction with business combinations (Note 5)	13	—	—
Restricted stock units withheld for employee taxes	(6)	(2)	—
At December 31	494	334	200
Other reserves at December 31	924	875	177